Note 6 - Committments (Details) - Minimum Future Rent Obligations (USD $)	Dec. 31, 2013
Minimum Future Rent Obligations [Abstract]
Minimum future payments	$ 44,873
Minimum future payments	46,030
Minimum future payments	47,189
Minimum future payments	48,346
Minimum future payments	$ 12,159